ADDITIONAL INFORMATION - CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY (Details 8) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net loss	$ (43,869,825)	$ (32,172,344)	$ (39,010,476)
Adjustments to reconcile net loss to net cash used in operating activities:
Share-based compensation	5,762,384	909,904	1,939,326
Changes in working capital accounts:
Net cash used in operating activities	(31,960,060)	(28,753,316)	(14,646,717)
Cash flows from investing activities:
Net cash provided by/ (used in) investing activities	(586,534)	2,065,329	2,991,982
Cash flows from financing activities:
Amount due to related party	36,291,479	24,587,142	1,077,387
Proceeds from issuance of Series B convertible redeemable preferred shares			12,468,847
Issuance cost	(874,628)
Subscription received	3,000
Net cash provided by financing activities	33,767,971	22,736,060	11,797,940
Net increase (decrease) in cash	1,226,867	(3,828,069)	(83,730)
Cash and cash equivalents, beginning of the year	419,305	4,247,374	4,331,104
Cash and cash equivalents, end of the year	1,646,172	419,305	4,247,374
Parent company
Cash flows from operating activities:
Net loss	(43,856,347)	(32,172,344)	(39,010,476)
Adjustments to reconcile net loss to net cash used in operating activities:
Equity in loss of subsidiaries	37,961,163	31,189,351	36,949,365
Share-based compensation	5,762,384	909,904	1,939,326
Changes in working capital accounts:
Other current assets	(227,108)	(2)
Other current liabilities		(105,849)	105,849
Amount due to subsidiaries	(16,863)	62,983	77,727
Amount due from subsidiaries	116,330	(116,966)	(6,642,384)
Net cash used in operating activities	(260,441)	(232,923)	(6,580,593)
Cash flows from investing activities:
Liabilities in subsidiaries		(53,134)	(5,552,974)
Net cash provided by/ (used in) investing activities		(53,134)	(5,552,974)
Cash flows from financing activities:
Proceeds from exercises of options		53,136	(93,601)
Amount due from related party		240,000	(240,000)
Amount due to related party	250,000
Proceeds from issuance of Series B convertible redeemable preferred shares			12,500,000
Issuance cost			(31,153)
Subscription received	3,000
Net cash provided by financing activities	253,000	293,136	12,135,246
Net increase (decrease) in cash	(7,441)	7,079	1,679
Cash and cash equivalents, beginning of the year	8,758	1,679
Cash and cash equivalents, end of the year	$ 1,317	$ 8,758	$ 1,679